UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP III, L.P.
Address: 156 W. 56TH STREET
         SUITE 1203
         NEW YORK, NY  10019

13F File Number:  28-11984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JUSTIN A. ORLANDO
Title:     MANAGING DIRECTOR
Phone:     212-488-1590

Signature, Place, and Date of Signing:

     JUSTIN A. ORLANDO     NEW YORK, NY     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $22,770 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109        367    38780          DEFINED 1               38780
BUILD A BEAR WORKSHOP          COM              120076104      196    40200          DEFINED 1               40200
CITIGROUP INC                  COM              172967101      303    62500          DEFINED 1               62500
CORNELL COMPANIES INC          COM              219141108     3226   143751          DEFINED 1              143751
INFOGROUP INC                  COM              45670G108     3060   436525          DEFINED 1              436525
IPASS INC                      COM              46261V108     2260  1637565          DEFINED 1             1637565
JOHNSON OUTDOORS INC           CL A             479167108     1091   121200          DEFINED 1              121200
MORTONS RESTAURANT GRP INC     COM              619430101     2130   500000          DEFINED 1              500000
MULTIMEDIA GAMES INC           COM              625453105     7341  1433695          DEFINED 1             1433695
NEUROBIOLOGICAL TECH INC       COM              64124W304       10    11273          DEFINED 1               11273
POINT BLANK SOLUTIONS INC      COM              730529104      559   798157          DEFINED 1              798157
TITANIUM METALS CORP           COM              888339207      288    30000          DEFINED 1               30000
VALERO ENERGY CORP             CALL             91913Y900     1939   100000     C    DEFINED 1              100000